UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4260
                                   ------------


                       AXP GOVERNMENT INCOME SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    8/31
                         --------------

                      RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND

                  A FEEDER FUND INVESTING IN GOVERNMENT INCOME PORTFOLIO

                            PORTFOLIO HOLDINGS AT AUG. 31, 2005

Investments in Securities

Government Income Portfolio

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (100.0%)
Issuer                  Coupon               Principal                 Value(a)
                         Rate                 Amount

U.S. Government Obligations & Agencies (47.3%)
Federal Farm Credit Bank
   07-17-06               2.13%           $15,100,000              $14,855,984
   10-02-06               2.38             14,600,000               14,353,523
   10-10-08               4.25              6,015,000                6,049,400
Federal Home Loan Bank
   03-13-06               2.50             24,785,000               24,605,507
   05-15-06               3.00             25,570,000               25,407,937
   05-22-06               2.88             70,080,000               69,560,707
   09-15-06               3.50             30,000,000               29,847,450
   04-18-08               4.13             22,660,000               22,708,130
Federal Home Loan Mtge Corp
   09-15-06               3.63             54,500,000               54,309,305
   01-30-07               3.00             10,950,000               10,777,329
   10-15-08               5.13             17,485,000               18,016,072
Federal Natl Mtge Assn
   02-15-06               5.50             15,500,000               15,617,134
   02-28-06               2.25              6,770,000                6,717,086
   04-13-06               2.15              4,500,000                4,450,563
   03-02-07               3.00             16,000,000               15,768,768
   05-15-08               6.00             17,850,000               18,727,560
U.S. Treasury
   11-30-06               2.88             39,585,000               39,136,581
   01-31-07               3.13              8,790,000                8,705,537
   02-28-07               3.38             61,600,000               61,195,781
   08-15-07               2.75             12,255,000(b)            12,006,554
   08-15-07               3.25             70,585,000               69,815,765
   02-15-08               3.38             99,940,000               98,846,856
   10-15-08               3.13             15,810,000               15,478,970
   08-15-14               4.25             10,000,000(l)            10,168,360
   05-15-15               4.13             17,120,000(b)            17,230,338
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63             16,587,901(o)            16,568,138
Total                                                              700,925,335

Bonds (continued)
Issuer                  Coupon               Principal                 Value(a)
                         Rate                 Amount

Asset-Backed (3.1%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00%           $12,000,000(m)           $11,866,872
Centex Home Equity
  Series 2001-A Cl A4 (MBIA)
   07-25-29               6.47              1,082,206(m)             1,082,393
Federal Natl Mtge Assn
   11-25-33               2.91              3,500,881                3,488,848
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53              5,200,000                5,146,544
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54              6,500,000                6,432,855
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86              3,678,094(m)             3,670,076
Student Loan Mtge Assn
  Series 2003-4 Cl A5A
   03-15-33               3.89             14,800,000(d)            14,679,232
Total                                                               46,366,820

Commercial Mortgage-Backed(f) (1.7%)
Federal Natl Mtge Assn #360800
   01-01-09               5.74              3,183,323                3,305,806
Federal Natl Mtge Assn #381990
   10-01-09               7.11              4,253,344                4,657,118
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A2
   08-15-29               4.19              6,165,000                6,116,790
Morgan Stanley Capital I
  Series 2004-IQ8 Cl A2
   06-15-40               3.96             11,621,143               11,517,819
Total                                                               25,597,533

Bonds (continued)
Issuer                  Coupon               Principal                 Value(a)
                         Rate                 Amount

Mortgage-Backed(f,g) (47.9%)
Bear Stearns Alternative Trust
  Series 2005-5 Cl 1A1
   07-25-35               3.86%            $7,665,830(n)            $7,675,029
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35               7.50              2,573,878                2,697,851
Countrywide Home Loans
  Series 2005-R2 Cl 2A1
   06-25-35               7.00              8,308,191(d)             8,809,278
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   06-15-16               7.00             11,636,918               12,248,873
   12-15-28               5.50              2,500,000                2,567,285
  Collateralized Mtge Obligation
  Interest Only
   12-15-12              12.70             10,204,134(i)               439,374
   02-15-14               7.40              9,707,084(i)               602,422
   01-01-20              17.54                 15,361(i)                 3,274
   08-01-20               8.00              6,560,132(i)             1,131,557
   03-15-25               8.94             10,841,873(i)               708,136
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
   11-15-19               5.35             10,042,425(h,i)             858,933
   03-15-32              17.52              2,804,820(h,i)             228,614
  Collateralized Mtge Obligation
  Principal Only
   08-01-20               4.60              6,560,132(j)             5,389,673
Federal Home Loan Mtge Corp #782436
   10-01-34               4.99              6,142,485(k)             6,202,128
Federal Home Loan Mtge Corp #A18107
   01-01-34               5.50              4,174,872                4,222,353
Federal Home Loan Mtge Corp #B16408
   09-01-19               5.50              1,862,513                1,903,754
Federal Home Loan Mtge Corp #B16409
   09-01-19               5.50              2,442,866                2,496,957

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --
       PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon               Principal                 Value(a)
                         Rate                 Amount

Mortgage-Backed(f,g) (cont.)
Federal Home Loan Mtge Corp #C00351
   07-01-24               8.00%              $431,428                 $462,900
Federal Home Loan Mtge Corp #C00385
   01-01-25               9.00                703,994                  776,904
Federal Home Loan Mtge Corp #C80329
   08-01-25               8.00                138,385                  148,410
Federal Home Loan Mtge Corp #D54959
   07-01-24               8.00                 73,626                   78,997
Federal Home Loan Mtge Corp #E00398
   10-01-10               7.00                947,213                  989,926
Federal Home Loan Mtge Corp #E81240
   06-01-15               7.50              7,114,816                7,610,268
Federal Home Loan Mtge Corp #E90650
   07-01-12               5.50                449,185                  459,151
Federal Home Loan Mtge Corp #E92454
   11-01-17               5.00              4,823,121                4,864,766
Federal Home Loan Mtge Corp #E93465
   11-01-17               5.50              8,577,622                8,768,148
Federal Home Loan Mtge Corp #E95379
   02-01-13               5.00              3,326,371                3,362,605
Federal Home Loan Mtge Corp #E95668
   04-01-13               5.00                615,963                  622,778
Federal Home Loan Mtge Corp #E95691
   05-01-13               4.50                553,068                  552,684
Federal Home Loan Mtge Corp #E95845
   04-01-13               4.50                881,775                  880,584
Federal Home Loan Mtge Corp #E95968
   04-01-13               4.50              1,175,677                1,174,086
Federal Home Loan Mtge Corp #E95972
   04-01-13               5.00              2,580,117                2,609,201
Federal Home Loan Mtge Corp #E96172
   05-01-13               4.50              5,749,234                5,741,480
Federal Home Loan Mtge Corp #E96236
   05-01-13               4.50              6,887,700                6,878,388
Federal Home Loan Mtge Corp #E96351
   05-01-13               4.50              6,478,966                6,470,346
Federal Home Loan Mtge Corp #G00363
   06-01-25               8.00                553,093                  593,162
Federal Home Loan Mtge Corp #G00501
   05-01-26               9.00              1,131,159                1,246,045
Federal Home Loan Mtge Corp #G01790
   09-01-34               6.50             16,084,436               16,618,479
Federal Home Loan Mtge Corp #G10669
   03-01-12               7.50              3,805,860                4,046,339
Federal Home Loan Mtge Corp #G11243
   04-01-17               6.50             23,709,492               24,626,158
Federal Home Loan Mtge Corp #M30074
   09-01-09               6.50                297,210                  308,698
Federal Natl Mtge Assn
   10-01-35               6.00             30,000,000(e)            30,656,249
  Collateralized Mtge Obligation
   07-25-23               5.50             20,844,841               21,067,049
   12-25-26               8.00              3,650,154                3,878,123
   06-25-33               5.81              1,602,344(k)             1,618,029
   04-25-34               5.50              4,654,758                4,738,276

Bonds (continued)
Issuer                  Coupon               Principal                 Value(a)
                         Rate                 Amount

Mortgage-Backed(f,g) (cont.)
Federal Natl Mtge Assn (cont.)
  Collateralized Mtge Obligation
  Interest Only
   12-25-12              13.29%            $8,242,170(i)              $343,008
   11-25-13              10.08             10,950,000(i)               830,204
   08-01-18              13.06                  8,651(i)                 1,887
   01-15-20              18.00                339,651(i)                67,076
   07-25-22              20.00              1,038,534(i)               170,755
   03-25-23               7.94              2,661,698(i)               405,057
   12-25-31               1.19              3,330,208(i)               545,019
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
   02-25-32              16.00              5,344,406(h,i)             424,303
  Collateralized Mtge Obligation
  Principal Only
   06-25-21               2.44                 49,973(j)                46,703
Federal Natl Mtge Assn #124528
   10-01-07               7.50                327,390                  336,135
Federal Natl Mtge Assn #125032
   11-01-21               8.00                211,809                  227,118
Federal Natl Mtge Assn #190129
   11-01-23               6.00              1,598,186                1,642,613
Federal Natl Mtge Assn #190764
   09-01-07               8.50                 69,710                   70,119
Federal Natl Mtge Assn #190785
   05-01-09               7.50              1,253,946                1,287,441
Federal Natl Mtge Assn #190988
   06-01-24               9.00                508,389                  549,522
Federal Natl Mtge Assn #252061
   10-01-13               6.00              2,322,722                2,398,674
Federal Natl Mtge Assn #254384
   06-01-17               7.00                681,658                  713,977
Federal Natl Mtge Assn #254454
   08-01-17               7.00              1,265,704                1,325,715
Federal Natl Mtge Assn #254723
   05-01-23               5.50             13,944,942               14,191,926
Federal Natl Mtge Assn #254748
   04-01-13               5.50             12,338,989               12,612,760
Federal Natl Mtge Assn #254757
   05-01-13               5.00             16,032,192               16,190,242
Federal Natl Mtge Assn #254774
   05-01-13               5.50              3,865,527                3,956,831
Federal Natl Mtge Assn #254864
   08-01-13               4.50              7,980,939                7,959,756
Federal Natl Mtge Assn #255501
   09-01-14               6.00              1,721,812                1,787,023
Federal Natl Mtge Assn #303885
   05-01-26               7.50                784,718                  834,225
Federal Natl Mtge Assn #313007
   07-01-11               7.50                639,477                  673,676
Federal Natl Mtge Assn #313428
   12-01-08               7.50                541,226                  555,683
Federal Natl Mtge Assn #323788
   06-01-14               6.50              7,552,331                7,834,080
Federal Natl Mtge Assn #336512
   02-01-26               6.00                 86,018                   88,397
Federal Natl Mtge Assn #357485
   02-01-34               5.50             18,700,930               18,910,567

Bonds (continued)
Issuer                  Coupon               Principal                 Value(a)
                         Rate                 Amount

Mortgage-Backed(f,g) (cont.)
Federal Natl Mtge Assn #407327
   01-01-14               5.50%              $772,691                 $789,689
Federal Natl Mtge Assn #427088
   05-01-13               6.00                850,983                  878,809
Federal Natl Mtge Assn #452377
   01-01-14               6.00                403,578                  416,775
Federal Natl Mtge Assn #456374
   12-01-13               5.50              1,486,622                1,519,326
Federal Natl Mtge Assn #483013
   03-01-14               6.00                903,473                  933,016
Federal Natl Mtge Assn #508402
   08-01-14               6.50                410,336                  425,617
Federal Natl Mtge Assn #545818
   07-01-17               6.00             24,975,180               25,882,406
Federal Natl Mtge Assn #545864
   08-01-17               5.50             18,763,526               19,214,243
Federal Natl Mtge Assn #545910
   08-01-17               6.00              3,711,809                3,843,381
Federal Natl Mtge Assn #555063
   11-01-17               5.50             13,489,071               13,814,422
Federal Natl Mtge Assn #555343
   08-01-17               6.00              6,667,513                6,886,914
Federal Natl Mtge Assn #555367
   03-01-33               6.00             15,842,142               16,231,079
Federal Natl Mtge Assn #579485
   04-01-31               6.50              3,620,769                3,767,804
Federal Natl Mtge Assn #593829
   12-01-28               7.00              2,265,192                2,384,244
Federal Natl Mtge Assn #601416
   11-01-31               6.50              1,402,710                1,459,112
Federal Natl Mtge Assn #630993
   09-01-31               7.50              3,088,465                3,281,267
Federal Natl Mtge Assn #648040
   06-01-32               6.50              3,642,498                3,772,329
Federal Natl Mtge Assn #648349
   06-01-17               6.00             12,470,410               12,923,160
Federal Natl Mtge Assn #650501
   06-01-17               6.50              2,849,189                2,953,623
Federal Natl Mtge Assn #651284
   07-01-17               6.00              2,555,766                2,648,592
Federal Natl Mtge Assn #654312
   11-01-32               7.00                186,813                  195,941
Federal Natl Mtge Assn #654670
   08-01-17               6.00                946,900                  980,433
Federal Natl Mtge Assn #662866
   11-01-17               6.00              1,417,973                1,478,850
Federal Natl Mtge Assn #664151
   09-01-17               6.00                264,931                  273,649
Federal Natl Mtge Assn #665752
   09-01-32               6.50              1,987,084                2,057,911
Federal Natl Mtge Assn #670782
   11-01-12               5.00                715,616                  722,563
Federal Natl Mtge Assn #670830
   12-01-12               5.00              1,148,846                1,164,644
Federal Natl Mtge Assn #671415
   01-01-10               5.00                889,099                  896,081
Federal Natl Mtge Assn #678938
   02-01-18               5.50              3,847,331                3,940,092

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --
       PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon               Principal                 Value(a)
                         Rate                 Amount

Mortgage-Backed(f,g) (cont.)
Federal Natl Mtge Assn #678940
   02-01-18               5.50%            $3,581,701               $3,666,381
Federal Natl Mtge Assn #678944
   01-01-18               5.50              1,704,280                1,745,351
Federal Natl Mtge Assn #686227
   02-01-18               5.50              5,028,033                5,146,924
Federal Natl Mtge Assn #695838
   04-01-18               5.50              6,323,402                6,475,864
Federal Natl Mtge Assn #696154
   04-01-33               4.57              8,876,080(k)             8,827,973
Federal Natl Mtge Assn #696837
   04-01-18               5.50              5,194,180                5,319,450
Federal Natl Mtge Assn #703440
   05-01-18               5.50              1,230,495                1,258,231
Federal Natl Mtge Assn #704610
   06-01-33               5.50             16,151,812               16,332,873
Federal Natl Mtge Assn #705114
   05-01-33               4.60              7,798,536(k)             7,763,333
Federal Natl Mtge Assn #709527
   06-01-18               5.50                767,747                  785,300
Federal Natl Mtge Assn #712602
   06-01-13               5.00              2,513,926                2,538,718
Federal Natl Mtge Assn #722325
   07-01-33               4.97              6,315,295(k)             6,302,429
Federal Natl Mtge Assn #722589
   08-01-33               3.20                858,789(k)               869,067
Federal Natl Mtge Assn #725232
   03-01-34               5.00             13,570,340               13,516,464
Federal Natl Mtge Assn #725431
   08-01-15               5.50             16,335,846               16,695,213
Federal Natl Mtge Assn #725737
   08-01-34               4.53              5,057,533(k)             5,060,668
Federal Natl Mtge Assn #730632
   08-01-33               4.14              3,118,324(k)             3,085,100
Federal Natl Mtge Assn #739243
   09-01-33               6.00              4,530,315                4,641,462
Federal Natl Mtge Assn #739331
   09-01-33               6.00              2,324,616                2,381,648
Federal Natl Mtge Assn #743524
   11-01-33               5.00              4,433,967                4,416,364
Federal Natl Mtge Assn #753508
   11-01-33               5.00              4,688,507                4,669,893

Bonds (continued)
Issuer                  Coupon               Principal                 Value(a)
                         Rate                 Amount

Mortgage-Backed(f,g) (cont.)
Federal Natl Mtge Assn #790382
   09-01-34               4.85%            $6,435,098(k)            $6,475,023
Federal Natl Mtge Assn #791447
   10-01-34               6.00              7,740,286                7,924,137
Federal Natl Mtge Assn #797042
   06-01-34               5.50              3,414,601                3,450,920
Federal Natl Mtge Assn #797046
   07-01-34               5.50              4,375,189                4,421,726
Federal Natl Mtge Assn #797048
   06-01-34               5.50              1,511,231                1,527,305
Federal Natl Mtge Assn #797168
   02-01-35               4.65              8,028,839(k)             8,067,484
Federal Natl Mtge Assn #799769
   11-01-34               5.07              6,352,586(k)             6,416,112
Federal Natl Mtge Assn #801344
   10-01-34               5.07              6,679,725(k)             6,774,310
Federal Natl Mtge Assn #815463
   02-01-35               5.50              4,361,319                4,407,708
Federal Natl Mtge Assn #832641
   09-01-35               6.00              9,418,530(e)             9,642,393
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.41              4,048,429(n)             4,129,520
GMAC Mtge Corporation Loan Trust
  Series 2004-AR2 Cl 3A
   08-19-34               4.42              6,599,986(k)             6,575,483
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
   03-20-29               7.17              5,797,215(i)               438,604
Govt Natl Mtge Assn #615740
   08-15-13               6.00              1,590,640                1,650,249
Govt Natl Mtge Assn #781507
   09-15-14               6.00              8,149,429                8,454,529
GSR Mtge Loan Trust
  Series 2005-AR2 Cl 2A1
   04-25-35               4.89              5,699,801(k)             5,693,246
Harborview Mtge Loan Trust
  Series 2004-4 Cl 3A
   06-19-34               2.98              8,018,643(k)             7,856,720

Bonds (continued)
Issuer                  Coupon               Principal                 Value(a)
                         Rate                 Amount

Mortgage-Backed(f,g) (cont.)
Morgan Stanley Mtge Loan Trust
  Series 2004-10AR Cl 2A1
   11-25-34               5.14%            $3,242,276(k)            $3,289,808
Structured Asset Securities
  Series 2004-12H Cl 2A
   04-25-34               5.55              5,743,283(k)             5,774,877
Washington Mutual
  Series 2002-AR15 Cl A5
   12-25-32               4.38              6,260,349(k)             6,214,877
  Series 2005-AR3 Cl A2
   03-25-35               4.65              8,151,383(k)             8,281,642
Wells Fargo Mtge Backed Securities Trust
  Series 2005
   10-25-35               5.00              7,000,000(e)             7,036,094
  Series 2005-5 Cl 2A1
   05-25-35               5.50              5,824,856                5,906,621
  Series 2005-AR2
   03-25-35               4.56              4,391,197(k)             4,359,097
Total                                                              709,017,375

Total Bonds
(Cost: $1,491,226,921)                                          $1,481,907,063

Short-Term Securities (3.9%)(c)
Issuer                 Effective              Amount                   Value(a)
                         yield              payable at
                                             maturity

Commercial Paper
Bryant Park Funding LLC
   09-02-05               3.50%           $20,000,000(p)           $19,996,112
Morgan Stanley & Co
   09-01-05               3.57             12,700,000               12,698,741
Park Avenue Receivables
   09-09-05               3.52             15,000,000(p)            14,986,800
Scaldis Capital LLC
   09-26-05               3.59             10,000,000(p)             9,974,108

Total Short-Term Securities
(Cost: $57,661,426)                                                $57,655,761

Total Investments in Securities
(Cost: $1,548,888,347)(q)                                       $1,539,562,824

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2005.

(b)   At Aug. 31, 2005, security was partially or fully on loan.

(c) Cash collateral received from security lending activity is invested in short-term securities and represents 1.5% of net assets. 2.4% of net assets is the Portfolio's cash equivalent position.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $23,488,510 or 1.6% of net assets.

(e) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $47,227,369.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --
       PORTFOLIO HOLDINGS AT AUG. 31, 2005

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2005:

      Security                                           Principal           Settlement           Proceeds              Value
                                                          amount                date             receivable
      Federal Home Loan Mtge Corp
         09-01-35 6.50%                                $  5,000,000            9-14-05          $  5,155,469      $  5,164,060
      Federal Natl Mtge Assn
         09-01-20 5.50                                  39,000,000             9-19-05           39,621,563         39,828,750
         09-01-35 5.50                                  30,000,000             9-14-05           29,953,594         30,300,000
         09-01-35 6.50                                   7,000,000             9-14-05            7,224,492          7,231,875

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2005. At Aug. 31, 2005, the value of inverse floaters represented 0.1% of net assets.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. he principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2005.

(j) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2005.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(l) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                        Notional amount

      Purchase contracts
      U.S. Treasury Notes, Dec. 2005, 2-year                      $49,000,000
      U.S. Long Bond, Dec. 2005, 20-year                            8,600,000

      Sale contracts
      U.S. Treasury Notes, Sept. 2005, 5-year                      12,000,000
      U.S. Treasury Notes, Dec. 2005, 5-year                       39,900,000

(m) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC   --  Ambac Assurance Corporation
      MBIA    --  MBIA Insurance Corporation

(n) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(o) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $44,957,020 or 3.0% of net assets.

(q) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $1,548,888,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  4,964,000
      Unrealized depreciation                                     (14,289,000)
                                                                  -----------
      Net unrealized depreciation                                $ (9,325,000)
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --
       PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6042-80 D (10/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                    RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND

                                AT AUG. 31, 2005

Investments in Securities

RiverSource U.S. Government Mortgage Fund

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (101.0%)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,i) (101.1%)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.27%              $562,446(c)              $568,749
Banc of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.14                544,365(c)               540,114
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                794,107                  805,193
  Series 2003-11 Cl 4A1
   01-25-19               4.75                404,064                  402,974
Chaseflex Trust
  Series 2005-2 Cl 2A2
   06-25-35               6.50                918,674                  945,373
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35               7.50                635,295                  665,894
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.63                374,453(c)               368,194
  Series 2005-R2 Cl 2A1
   06-25-35               7.00                869,893(k)               922,358
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.42                371,737(c)               365,920
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   02-15-27               5.00              3,200,000                3,238,681
   10-15-27               5.00              2,225,000                2,251,131
   06-15-28               5.00              2,200,000                2,227,016
   12-15-28               5.50                635,000                  652,090
   02-15-33               5.50              3,308,782                3,430,523
  Collateralized Mtge Obligation
  Interest Only
   02-15-14               7.40              1,207,821(e)                74,957
   07-15-17               0.92                837,770(e)                86,292
   08-01-20               8.00              1,089,229(e)               187,881
   10-15-22              14.56              1,354,748(e)                77,456

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,i) (cont.)
Federal Home Loan Mtge Corp (cont.)
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
   11-15-19               0.00%            $1,506,364(d,e)            $128,840
   03-15-32               8.80                539,362(d,e)              43,962
  Collateralized Mtge Obligation
  Principal Only
   08-01-20               4.60              1,089,229(g)               894,889
Federal Home Loan Mtge Corp #555140
   03-01-10               8.00                346,907                  360,731
Federal Home Loan Mtge Corp #555300
   10-01-17               8.00                481,419                  512,495
Federal Home Loan Mtge Corp #A10892
   07-01-33               6.00                964,289                  994,005
Federal Home Loan Mtge Corp #A15111
   10-01-33               6.00              1,310,152                1,342,419
Federal Home Loan Mtge Corp #A21059
   04-01-34               6.50                734,330                  758,711
Federal Home Loan Mtge Corp #A25174
   08-01-34               6.50                723,534                  747,557
Federal Home Loan Mtge Corp #A25974
   08-01-34               6.50              2,028,278                2,095,622
Federal Home Loan Mtge Corp #B10258
   10-01-18               5.00              2,417,081                2,437,547
Federal Home Loan Mtge Corp #C53098
   06-01-31               8.00                409,320                  438,028
Federal Home Loan Mtge Corp #C53878
   12-01-30               5.50              1,395,090                1,412,358
Federal Home Loan Mtge Corp #C68876
   07-01-32               7.00                234,301                  245,160
Federal Home Loan Mtge Corp #C69665
   08-01-32               6.50              3,210,500                3,324,025
Federal Home Loan Mtge Corp #C79930
   06-01-33               5.50              2,236,176                2,263,077
Federal Home Loan Mtge Corp #D95232
   03-01-22               6.50                501,653                  522,272
Federal Home Loan Mtge Corp #D95371
   04-01-22               6.50                818,956                  858,766

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,i) (cont.)
Federal Home Loan Mtge Corp #E00285
   01-01-09               7.00%              $202,764                 $209,313
Federal Home Loan Mtge Corp #E81240
   06-01-15               7.50              1,408,772                1,506,875
Federal Home Loan Mtge Corp #E88036
   02-01-17               6.50              1,914,142                1,990,510
Federal Home Loan Mtge Corp #E88468
   12-01-16               6.50                419,067                  436,106
Federal Home Loan Mtge Corp #E89232
   04-01-17               7.00              1,171,317                1,231,014
Federal Home Loan Mtge Corp #E92454
   11-01-17               5.00              2,445,077                2,466,189
Federal Home Loan Mtge Corp #E93685
   01-01-18               5.50              1,551,514                1,585,976
Federal Home Loan Mtge Corp #E96522
   05-01-18               5.00              1,036,231                1,045,746
Federal Home Loan Mtge Corp #E96523
   05-01-18               5.00              1,156,538                1,167,212
Federal Home Loan Mtge Corp #E97855
   08-01-18               5.00              2,411,203                2,437,832
Federal Home Loan Mtge Corp #E99684
   10-01-18               5.00                547,593                  552,588
Federal Home Loan Mtge Corp #G01169
   01-01-30               5.50              2,124,213                2,151,546
Federal Home Loan Mtge Corp #G01535
   04-01-33               6.00              2,821,597                2,917,242
Federal Natl Mtge Assn
   09-01-20               5.00              2,525,000(b)             2,542,359
   09-01-20               5.50                350,000(b)               357,438
   09-01-20               6.00              2,500,000(b)             2,579,688
   10-01-35               6.00              9,300,000(b)             9,503,439
  Collateralized Mtge Obligation
   12-25-26               8.00                521,451                  554,018
  Collateralized Mtge Obligation
  Interest Only
   12-25-12              13.29              1,009,245(e)                42,001
   12-25-22               8.27                321,417(e)                41,477
   12-25-31               1.19                740,046(e)               121,115
   12-25-33               6.09                626,209(e)               138,558

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND --
       PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,i) (cont.)
Federal Natl Mtge Assn (cont.)
  Collateralized Mtge Obligation
  Principal Only
   08-25-44               5.85%            $1,054,814(g)              $844,547
Federal Natl Mtge Assn #13481
   05-01-08               7.75                200,869                  208,381
Federal Natl Mtge Assn #252409
   03-01-29               6.50              2,463,779                2,574,296
Federal Natl Mtge Assn #254916
   09-01-23               5.50              2,733,288                2,781,698
Federal Natl Mtge Assn #313470
   08-01-10               7.50                548,147                  573,477
Federal Natl Mtge Assn #323715
   05-01-29               6.00                751,251                  771,271
Federal Natl Mtge Assn #344706
   04-01-11               6.50                184,675                  191,474
Federal Natl Mtge Assn #344909
   04-01-25               8.00              1,089,034                1,176,055
Federal Natl Mtge Assn #426860
   10-01-09               8.50                 83,403                   84,898
Federal Natl Mtge Assn #483691
   12-01-28               7.00              1,433,989                1,523,783
Federal Natl Mtge Assn #487757
   09-01-28               7.50              1,263,951                1,343,622
Federal Natl Mtge Assn #514704
   01-01-29               6.00              1,080,509                1,109,303
Federal Natl Mtge Assn #545008
   06-01-31               7.00              2,295,413                2,424,841
Federal Natl Mtge Assn #545339
   11-01-31               6.50                412,834                  430,283
Federal Natl Mtge Assn #545818
   07-01-17               6.00              4,487,975                4,651,001
Federal Natl Mtge Assn #545864
   08-01-17               5.50              2,315,525                2,371,146
Federal Natl Mtge Assn #555063
   11-01-17               5.50              1,671,526                1,711,843
Federal Natl Mtge Assn #555458
   05-01-33               5.50              2,209,694                2,236,630
Federal Natl Mtge Assn #555734
   07-01-23               5.00                960,016                  961,645
Federal Natl Mtge Assn #555740
   08-01-18               4.50              5,214,066                5,176,386
Federal Natl Mtge Assn #583088
   06-01-29               6.00              3,807,731                3,936,445
Federal Natl Mtge Assn #592270
   01-01-32               6.50                877,266                  916,037
Federal Natl Mtge Assn #596505
   08-01-16               6.50                293,610                  305,826
Federal Natl Mtge Assn #601416
   11-01-31               6.50                521,565                  542,536
Federal Natl Mtge Assn #624979
   01-01-32               6.00              1,205,675                1,238,584
Federal Natl Mtge Assn #626670
   03-01-32               7.00                744,049                  787,958
Federal Natl Mtge Assn #627426
   03-01-17               6.50                716,802                  746,475
Federal Natl Mtge Assn #630992
   09-01-31               7.00              2,431,741                2,579,095
Federal Natl Mtge Assn #630993
   09-01-31               7.50              2,397,727                2,547,409

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,i) (cont.)
Federal Natl Mtge Assn #631388
   05-01-32               6.50%            $2,871,075               $2,990,529
Federal Natl Mtge Assn #632412
   12-01-17               5.50              1,905,353                1,951,278
Federal Natl Mtge Assn #632856
   03-01-17               6.00                826,210                  856,181
Federal Natl Mtge Assn #633674
   06-01-32               6.50              1,152,859                1,204,209
Federal Natl Mtge Assn #635231
   04-01-32               7.00                501,497                  527,557
Federal Natl Mtge Assn #635908
   04-01-32               6.50              2,316,905                2,418,958
Federal Natl Mtge Assn #636812
   04-01-32               7.00                210,037                  221,502
Federal Natl Mtge Assn #640200
   10-01-31               9.50                105,646                  116,799
Federal Natl Mtge Assn #640207
   03-01-17               7.00                 46,202                   48,296
Federal Natl Mtge Assn #640208
   04-01-17               7.50                 88,414                   93,435
Federal Natl Mtge Assn #643192
   05-01-17               6.00                356,044                  368,655
Federal Natl Mtge Assn #644805
   05-01-32               7.00              1,753,808                1,849,545
Federal Natl Mtge Assn #645053
   05-01-32               7.00                969,644                1,017,024
Federal Natl Mtge Assn #646189
   05-01-32               6.50                829,148                  858,701
Federal Natl Mtge Assn #654071
   09-01-22               6.50                762,502                  794,060
Federal Natl Mtge Assn #654685
   11-01-22               6.00                887,887                  914,539
Federal Natl Mtge Assn #655635
   08-01-32               6.50              1,263,938                1,316,872
Federal Natl Mtge Assn #656514
   09-01-17               6.50              1,908,863                1,983,350
Federal Natl Mtge Assn #660186
   11-01-32               6.00              3,490,749                3,608,019
Federal Natl Mtge Assn #663651
   10-01-17               5.50                726,543                  743,722
Federal Natl Mtge Assn #663667
   11-01-17               5.50                830,417                  850,444
Federal Natl Mtge Assn #665752
   09-01-32               6.50              1,860,579                1,926,897
Federal Natl Mtge Assn #667302
   01-01-33               7.00              1,038,111                1,094,645
Federal Natl Mtge Assn #667604
   10-01-32               5.50                732,939                  741,328
Federal Natl Mtge Assn #670382
   09-01-32               6.00              1,838,456                1,883,592
Federal Natl Mtge Assn #676683
   12-01-32               6.00              1,544,089                1,581,998
Federal Natl Mtge Assn #677089
   01-01-33               5.50                926,423                  937,026
Federal Natl Mtge Assn #677294
   01-01-33               6.00              2,332,140                2,389,396
Federal Natl Mtge Assn #684585
   02-01-33               5.50              2,133,299                2,159,688
Federal Natl Mtge Assn #684843
   02-01-18               5.50              2,632,873                2,696,376

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,i) (cont.)
Federal Natl Mtge Assn #684853
   03-01-33               6.50%              $363,350                 $377,466
Federal Natl Mtge Assn #688002
   03-01-33               5.50              2,283,771                2,318,467
Federal Natl Mtge Assn #689026
   05-01-33               5.50                553,860                  560,655
Federal Natl Mtge Assn #689093
   07-01-28               5.50              1,415,603                1,432,765
Federal Natl Mtge Assn #694628
   04-01-33               5.50              2,917,227                2,958,810
Federal Natl Mtge Assn #694795
   04-01-33               5.50              3,619,483                3,674,428
Federal Natl Mtge Assn #695220
   04-01-33               5.50              1,879,856                1,900,929
Federal Natl Mtge Assn #695460
   04-01-18               5.50              3,304,585                3,384,276
Federal Natl Mtge Assn #697145
   03-01-23               5.50              1,988,563                2,028,296
Federal Natl Mtge Assn #699424
   04-01-33               5.50              2,268,908                2,303,381
Federal Natl Mtge Assn #704610
   06-01-33               5.50              3,119,068                3,154,033
Federal Natl Mtge Assn #704657
   05-01-18               5.00              1,651,648                1,664,665
Federal Natl Mtge Assn #705655
   05-01-33               5.00                988,640                  984,715
Federal Natl Mtge Assn #708503
   05-01-33               6.00                531,933                  546,321
Federal Natl Mtge Assn #708504
   05-01-33               6.00                782,704                  804,420
Federal Natl Mtge Assn #710780
   05-01-33               6.00                365,910                  374,887
Federal Natl Mtge Assn #711206
   05-01-33               5.50              1,727,656                1,747,023
Federal Natl Mtge Assn #711239
   07-01-33               5.50                797,424                  806,363
Federal Natl Mtge Assn #711501
   05-01-33               5.50              1,173,944                1,191,777
Federal Natl Mtge Assn #720006
   07-01-33               5.50              2,923,110(h)             2,955,878
Federal Natl Mtge Assn #720378
   06-01-18               4.50              2,214,949                2,199,668
Federal Natl Mtge Assn #723771
   08-01-28               5.50              1,329,056                1,345,169
Federal Natl Mtge Assn #725232
   03-01-34               5.00              2,277,879                2,268,835
Federal Natl Mtge Assn #725684
   05-01-18               6.00              1,289,969                1,332,397
Federal Natl Mtge Assn #725719
   07-01-33               4.85                683,839(c)               679,996
Federal Natl Mtge Assn #726362
   06-01-18               5.00              1,681,406                1,697,102
Federal Natl Mtge Assn #726940
   08-01-23               5.50              1,977,324                2,004,629
Federal Natl Mtge Assn #730153
   08-01-33               5.50              1,094,022                1,106,286
Federal Natl Mtge Assn #733367
   08-01-23               5.50              1,575,438                1,597,224
Federal Natl Mtge Assn #735160
   12-01-34               4.40                958,113(c)               956,139

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND --
       PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,i) (cont.)
Federal Natl Mtge Assn #743524
   11-01-33               5.00%            $2,697,330               $2,686,621
Federal Natl Mtge Assn #743579
   11-01-33               5.50              2,482,310                2,510,137
Federal Natl Mtge Assn #747339
   10-01-23               5.50              1,670,017                1,693,044
Federal Natl Mtge Assn #747536
   11-01-33               5.00              2,471,057                2,461,247
Federal Natl Mtge Assn #753507
   12-01-18               5.00              1,710,460                1,723,870
Federal Natl Mtge Assn #759342
   01-01-34               6.50                697,638                  724,915
Federal Natl Mtge Assn #765760
   02-01-19               5.00              1,480,698                1,492,368
Federal Natl Mtge Assn #766641
   03-01-34               5.00              4,283,777(b)             4,260,500
Federal Natl Mtge Assn #776962
   04-01-29               5.00              1,732,072                1,721,214
Federal Natl Mtge Assn #790759
   09-01-34               4.84              1,759,706(c)             1,766,256
Federal Natl Mtge Assn #796728
   09-01-19               6.00              1,124,553                1,161,353
Federal Natl Mtge Assn #828714
   07-01-35               5.00              2,997,151                2,978,088
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.41                583,557(l)               595,246
  Series 2005-AA3 Cl 3A1
   05-25-35               5.42              1,185,470(l)             1,198,332
  Series 2005-AA4 Cl B1
   06-25-35               5.39                349,826                  355,671
Govt Natl Mtge Assn #518371
   02-15-30               7.00                264,456                  278,301

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,i) (cont.)
Govt Natl Mtge Assn #528344
   03-15-30               7.00%              $537,991                 $566,157
Govt Natl Mtge Assn #556293
   12-15-31               6.50                558,954                  583,357
Govt Natl Mtge Assn #583182
   02-15-32               6.50%              $690,936                 $721,032
Govt Natl Mtge Assn #595256
   12-15-32               6.00                531,364                  548,390
Govt Natl Mtge Assn #619613
   09-15-33               5.00              2,349,597                2,360,038
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34                379,121(c)               383,147
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35               4.50             20,448,989(c,e)             252,417
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
   02-25-19               5.00                672,339                  676,121
  Series 2004-7 Cl 8A1
   08-25-19               5.00                548,670                  549,016
  Series 2004-8 Cl 7A1
   09-25-19               5.00                758,962                  759,600
  Series 2005-3 Cl 1A2
   04-25-35               5.50              1,537,000                1,555,536
Structured Adjustable Rate Mtge Loan Trust
  Series 2005-15 Cl 4A1
   07-25-35               5.54%              $971,290(c)              $969,773
  Series 2004-5 Cl B1
   05-25-34               4.61                423,597(c)               417,387
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              1,678,393                1,688,020

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,i) (cont.)
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50%              $861,729                 $841,074
  Series 2004-CB4 Cl 22A
   12-25-19               6.00              2,174,500                2,243,065
Wells Fargo Mtge Backed Securities Trust
  Series 2005
   10-25-35               5.00              2,500,000(b)             2,512,891
  Series 2005-5 Cl 2A1
   05-25-35               5.50                970,809                  984,437
  Series 2005-AR1 Cl 1A1
   02-25-35               4.56              1,056,459(c)             1,051,874

Total Bonds
(Cost: $257,461,435)                                              $257,288,563

Short-Term Securities (7.1%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Thunder Bay Funding LLC
   09-01-05               3.56%            $7,000,000(j)            $6,999,308
UBS Finance (Delaware) LLC
   09-01-05               3.56              6,200,000                6,199,387
Variable Funding Capital
   09-08-05               3.50              5,000,000(j)             4,996,111

Total Short-Term Securities
(Cost: $18,196,597)                                                $18,194,806

Total Investments in Securities
(Cost: $275,658,032)(m)                                           $275,483,369

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND --
       PORTFOLIO HOLDINGS AT AUG. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2005.

(b) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $21,676,828.

(c) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2005. At Aug. 31, 2005, the value of inverse floaters represented 0.1% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2005.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                         Notional amount
      Purchase contracts
      U.S. Long Bond, Dec. 2005, 20-year                            $8,900,000
      Sale contracts
      U.S. Treasury Note, Sept. 2005, 5-year                         2,100,000
      U.S. Treasury Note, Sept. 2005, 10-year                          200,000
      U.S. Treasury Note, Dec. 2005, 2-year                          5,800,000
      U.S. Treasury Note, Dec. 2005, 5-year                          6,900,000
      U.S. Treasury Note, Dec. 2005, 10-year                         1,900,000

(i) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2005:

      Security                                           Principal           Settlement           Proceeds               Value
                                                           amount               date             receivable
      Federal Natl Mtge Assn
         09-01-20 4.50%                                  $400,000              9-19-05            $392,063            $396,625
         09-01-35 6.50                                  2,500,000              9-14-05           2,580,176           2,582,813

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $11,995,419 or 4.7% of net assets.

(k) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $922,358 or 0.4% of net assets.

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(m) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $275,658,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 1,382,000
      Unrealized depreciation                                       (1,557,000)
                                                                    ----------
      Net unrealized depreciation                                  $  (175,000)
                                                                   -----------

--------------------------------------------------------------------------------
4 -- RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND --
       PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6245-80 D (10/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP GOVERNMENT INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 28, 2005